Separate information on the main office, parent entity and joint action agreements (Tables)	12 Months Ended
Dec. 31, 2020
Separate Information On The Main Office Parent Entity And Joint Action Agreements [Abstract]
Disclosure of Parent's stand-alone assets and liabilities [Text Block]

6.1	Parent’s stand-alone assets and liabilities

Parent’s stand-alone assets and liabilities	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Assets	4,173,308	4,069,649
Liabilities	(2,050,223)	(1,983,382)
Equity	2,123,085	2,086,267